Long-Term Incentive Plan and Other Compensatory Awards (Details 4) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Total	$ 537,958	$ 1,847,233	$ 2,047,731	$ 305,180
Awards Under The LTIP [Member]
Share-based Compensation, Total			2,027,031	305,180
Awards Outside Ltip [Member]
Share-based Compensation, Total			20,700	0
Salaries And Wages [Member]
Share-based Compensation, Total			1,389,001	155,097
Consulting Expense [Member]
Share-based Compensation, Total			275,924	64,006
General and Administrative Expense [Member]
Share-based Compensation, Total			$ 382,806	$ 86,077